Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Brumadinho event
Consolidated Statement of Cash Flows
Expense incurred in relation to Brumadinho event	$ 109	$ 158	$ 268	$ 262